Loans receivable, net - Loans receivable maturity due (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans receivable, net
2024	$ 7,195
2025	12,482
2026 and thereafter	2
Total loans, net	$ 19,679	$ 12,550